PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2019	2018

Computers	392	282
Office furniture and equipment	132	118
Molds	1,398	914
Leasehold improvements	234	149
	2,156	1,463
Less: accumulated depreciation	(1,221)	(919)
Total property and equipment, net	935	544